Average Annual Total Returns - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund	Dec. 30, 2023
Fidelity International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.99%)
Past 5 years	1.48%
Past 10 years	3.79%
Fidelity International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.24%)
Past 5 years	0.95%
Past 10 years	3.26%
Fidelity International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.29%)
Past 5 years	1.27%
Past 10 years	3.05%
MS158
Average Annual Return:
Past 1 year	(5.33%)
Past 5 years	0.43%
Past 10 years	3.74%